Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 16,198	$ 12,954
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 16,200	$ 13,000
Equity method investment, ownership interest	50.00%